Significant Judgments, Estimates and Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Royalty, stream and working interests, net	$ 4,927.5	$ 5,149.3	$ 4,632.1
Stream Interest in Cobre Panama
Subsidiaries
Royalty, stream and working interests, net	1,219.7
Streams
Subsidiaries
Royalty, stream and working interests, net	$ 2,447.4	$ 2,623.0	$ 2,653.6
The Mineral Resource Company II, LLC
Subsidiaries
Proportion of ownership interest in subsidiary	49.90%
The Mineral Resource Company II, LLC | Bottom
Subsidiaries
Distributions received (as a percent)	50.00%
The Mineral Resource Company II, LLC | Top
Subsidiaries
Distributions received (as a percent)	75.00%